INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Interbank Deposits
Interbank liabilities		$ 1,084,591	$ 341,856
Total interbank		1,084,591	341,856
Repurchase agreements and other similar secured borrowing
Short selling operations		607,536	880,705
Temporary transfer of securities		2,628,592	918,470
Repurchase agreements		0	124,835
Total Repurchase agreements and other similar secured borrowing	[1]	3,236,128	1,924,010
Total money market transactions		$ 4,320,719	$ 2,265,866

[1]	Total repo liabilities have maturities of less than 30 days.